FINANCIAL INSTRUMENTS (Details 22) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 909,485	$ 697,747
Total allowance for doubtful accounts	(10,768)	(9,613)
Total net trade receivables	898,717	688,134
Letter of credits [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	518,872	308,161
Credit Line [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	382,117	378,921
Others [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 8,496	$ 10,665